RELATED PARTY TRANSACTIONS - Related Party (Details) - USD ($)		6 Months Ended	12 Months Ended
	Jun. 09, 2021	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions
Notes payable, related parties, current				$ 80,000
Related Party Loans | Related Party
Related Party Transactions
Maximum borrowing capacity of related party promissory note		$ 1,500,000	$ 1,500,000
Conversion price per share		$ 10.00	$ 10.00
Loan outstanding amount		$ 0	$ 0	0
Promissory Note With Related Party | Sponsor
Related Party Transactions
Maximum borrowing capacity of related party promissory note	$ 300,000
Notes payable, related parties, current			$ 80,000	$ 80,000